LEASES, Operating Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Lease	Dec. 31, 2016 USD ($)
Future minimum rental payments under operating leases [Abstract]
2018 | $	$ 226
2019 | $	143
2020 | $	77
2021 | $	34
Total | $	480
Rent expense | $	$ 309	$ 345
Land [Member]
Operating Leased Assets [Line Items]
Operating leases, lease term	20 years
Lincolnton Branch Facilities [Member]
Operating Leased Assets [Line Items]
Operating leases, lease term	3 years
West Branch Facilities [Member]
Operating Leased Assets [Line Items]
Operating leases, lease term	3 years
Operating leases, number of renewal options | Lease	5
Operating leases, renewal term	3 years
Forest City Branch Facilities [Member]
Operating Leased Assets [Line Items]
Operating leases, lease term	3 years
Operating leases, number of renewal options | Lease	4
Operating leases, renewal term	3 years
Lake Lure Branch Facilities [Member]
Operating Leased Assets [Line Items]
Operating leases, lease term	3 years
Operating leases, number of renewal options | Lease	2
Operating leases, renewal term	3 years
Vale Branch Facilities [Member]
Operating Leased Assets [Line Items]
Operating leases, lease term	5 years
Operating leases, number of renewal options | Lease	2
Operating leases, renewal term	5 years
Boger City Branch Facilities [Member]
Operating Leased Assets [Line Items]
Lease expiration date	Apr. 30, 2018
Mooresville Office [Member]
Operating Leased Assets [Line Items]
Operating leases, lease term	3 years
Operating leases, number of renewal options | Lease	0
Operating leases, renewal term	2 years
Salisbury Loan Production Office [Member]
Operating Leased Assets [Line Items]
Operating leases, lease term	2 years
Operating leases, number of renewal options | Lease	1
Operating leases, renewal term	1 year